Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Summary of Preliminary Consideration Transferred
The following table summarizes the preliminary consideration transferred (in millions):

Cash consideration to prior equityholders (1)	$1,055
Repayment of debt	1,814

Total cash consideration	$2,869

Continuing unitholders rollover equity into the Company (2)	1,414
Contingent consideration — Tax Receivable Agreement (3)	618
Contingent consideration — Seller Earnouts (3)	109

Total consideration transferred	$5,010

Noncontrolling interest (4)	$800

(1)	Includes cash consideration paid to reimburse seller for certain transaction expenses.
(2)	The Company issued approximately 141 million shares that had a total fair value of approximately $1.4 billion based on the price of $10 per share on July 2, 2021, the acquisition date.
(3)
The TRA and Seller Earnouts represent liability classified contingent consideration. The estimated fair value of the TRA is preliminary and subject to adjustments in subsequent periods. Refer to Note 9 “Stockholders’ and Members’ Equity”, Note 14 “Financial Instruments” and Note 15 “Fair Value Measurement” for further discussion.

(4)
The fair value of the noncontrolling interest is estimated based on the fair value of acquired business, which was determined based on the price of the Company’s Class A Common Stock at the July 2, 2021 Closing Date, plus the contingent consideration related to the Seller Earnouts. The fair value of the noncontrolling interest is preliminary and subject to adjustments in subsequent periods. The noncontrolling interest is exchangeable for Class A Common Stock at the option of the holder. Refer to Note 9 “Stockholders’ and Members’ Equity” for additional information.

Summary of Preliminary Purchase Price allocation
The following table summarizes the preliminary purchase price allocation (in millions):

Cash and cash equivalents	$460
Receivables	486
Fiduciary assets	1,015
Other current assets	162
Fixed assets	205
Other assets	425
Accounts payable and accrued liabilities	(327)
Fiduciary liabilities	(1,015)
Other current liabilities	(293)
Debt assumed	(2,370)
Deferred tax liabilities	(3)
Other liabilities	(396)
Intangible assets	4,078

Total identifiable net assets	$2,427

Goodwill	$3,383

Summary of Preliminary Values Allocated to Identifiable Intangible Assets and Estimated Useful Lives	The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Definite lived trade names	$400	15
Technology related intangibles	$222	6
Customer-related and contract based intangibles	$3,456	15

Summary of Unaudited Pro forma Financial Information
The unaudited pro forma financial information is as follows (in millions):

	Year Ended
	December 31,
	2021	2020
Pro forma revenue	$2,915	$2,728
Pro forma net loss	$(26)	$(158)
Pro forma net loss attributable to controlling interest	$(17)	$(129)
Pro forma net loss attributable to noncontrolling interest	$(9)	$(29)

Retiree Health Exchange
Business Acquisition [Line Items]
Summary of Preliminary Purchase Price allocation
The following table summarizes the preliminary purchase price allocation (in millions):

Receivables	$1
Other current assets	29
Accounts payable and accrued liabilities	(13)
Intangible assets	104

Fair value of net assets acquired and liabilities assumed	121
Goodwill	78

Total consideration	$199